Stock Options and Warrants (Detail Textuals 1) (USD $)	12 Months Ended		0 Months Ended			1 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			0 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended			6 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Apr. 13, 2012 Individuals Installment	Jan. 02, 2012 Individuals Installment	Jan. 15, 2013 Independent Director	Jan. 31, 2012 Independent Director	Jun. 30, 2014 Independent Director Independent_Directors	Apr. 09, 2012 Independent Director	Apr. 13, 2012 Officers and Directors	Jun. 30, 2014 Extension Two	Dec. 31, 2013 Extension Two	Jun. 30, 2014 Extension One	Dec. 31, 2013 Extension One	Jun. 30, 2014 Officers, Directors and Consultants	Jun. 30, 2014 Officer	Jun. 30, 2014 Deputy Managing Director of Omagine LLC	Dec. 18, 2013 January 2012 Options	Dec. 26, 2012 January 2012 Options	Jun. 30, 2014 January 2012 Options	Jun. 30, 2013 January 2012 Options	Dec. 31, 2013 January 2012 Options	Dec. 31, 2012 January 2012 Options	Dec. 31, 2011 January 2012 Options	Apr. 13, 2012 January 2012 Options Individuals Independent_Directors	Jan. 02, 2012 January 2012 Options Independent Director	Dec. 18, 2013 January 2012 Options Extension Two	Jun. 30, 2014 January 2012 Options Extension One	Dec. 26, 2012 January 2012 Options Extension One	Jan. 02, 2012 January 2012 Options Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled						50,000														(6,000)	(12,000)	(62,000)
Number of options vested								50,000
Number of shares, granted			21,000	1,994,000	2,000		150,000		11,000					1,965,000	1,049,000	750,000			40,000	2,000	2,000	2,017,000		21,000	150,000				1,049,000
Options outstanding														2,325,000					2,325,000	2,291,000	2,285,000	2,299,000	344,000			1,965,000		1,965,000
Stock Issued During Period, Value, Stock Options Exercised	$ 2,720	$ 187,500			$ 2,760
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Jan. 14, 2018											Mar. 31, 2017	Dec. 31, 2014	Dec. 31, 2013
Number of individuals			2	13			3								3									2
Exercise price					$ 1.38									$ 1.70		$ 1.25			$ 1.80	$ 1.38	$ 1.38	$ 1.70
Estimated fair value										$ 671,440	$ 671,440	$ 1,373,326	$ 1,373,326								$ 1,685,629						$ 1,685,629
Requisite service period										378 days	378 days	370 days	370 days								1 year
Share price			$ 1.70	$ 1.70						$ 0.89	$ 0.89	$ 1.77	$ 1.77
Expected term			9 months	1 year						378 days	378 days	370 days	370 days
Additional expected term			6 months	6 months
Expected volatility rate			161.00%	161.00%						144.00%	144.00%	125.00%	125.00%
Risk free interest rate			0.10%	0.10%						0.13%	0.13%	0.16%	0.16%
Additional risk free interest rate			0.04%	0.04%
Pricing model			Black-Scholes option pricing model	Black-Scholes option pricing model						Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model								Black-Scholes option pricing model
Stock option vested issuance description																					50% on the date of issuance and 50% on July 1, 2012
Deputy Managing Director of Omagine LLC (Consultant to Omagine), shares hold																160,000